Other Current Financial Assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Current Financial Assets	Receivables and other current assets
The detail of receivables and other current assets of the Teléfonica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Receivables (Note 16)	7,564	7,430
Trade receivables	10,074	9,938
Impairment of trade receivables	(3,048)	(2,992)
Receivables from associates and joint ventures (Note 10)	163	139
Other receivables	375	345
Other current assets	2,881	2,702
Contractual assets (Note 23)	229	202
Capitalized costs (Note 23)	1,094	998
Prepayments	1,358	1,344
Short-term insurance and reinsurance contracts assets	164	113
Short-term insurance and reinsurance contracts assets from associates and joint ventures (Note 10)	36	45
Total	10,445	10,132
Prepayments at December 31, 2024 includes 599 million euros (736 million euros at December 31, 2023) of advance payments for broadcasting rights for sporting events not yet held. Of this amount, 442 million euros (532 million euros at December 31, 2023) correspond to advance payments under executory contracts related to future sports commitments (see Note 29.c).
The movement in impairment of trade receivables in 2024 and 2023 is as follows:

Millions of euros
Impairment provision at December 31, 2022	2,891
Allowances	582
Transfers	48
Amounts applied	(481)
Translation differences and other	(48)
Impairment provision at December 31, 2023	2,992
Allowances	613
Transfers	27
Amounts applied	(527)
Translation differences and other	(57)
Impairment provision at December 31, 2024	3,048
Public-sector net trade receivables at December 31, 2024 and 2023 amounted to 395 million euros and 526 million euros, respectively.
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2024 and 2023 is as follows:

Millions of euros	12/31/2024		12/31/2023
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,844	(17)	2,755	(28)
Amount not overdue invoiced	2,913	(76)	2,920	(116)
Less than 90 days	855	(159)	994	(157)
Between 90 and 180 days	322	(133)	324	(135)
Between 180 and 360 days	500	(369)	523	(393)
More than 360 days	2,640	(2,294)	2,422	(2,163)
Total	10,074	(3,048)	9,938	(2,992)
Other current financial assets
The breakdown of other financial current assets of the Telefónica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Short-term credits	893	192
Short-term deposits and guarantees	139	209
Short-term derivative financial assets (Note 19)	461	352
Other current financial assets	307	325
Total	1,800	1,078
"Short-term credits" includes at December 31, 2024, 544 million U.S. dollars (523 million euros at the closing exchange rate) corresponding to the principal and interest of the favorable award regarding the investment dispute with the Republic of Colombia submitted to the ICSID (see notes 2 and 29.a).
The impact on the consolidated income statement for 2024 amounted to 380 million U.S. dollars (358 million euros) recorded under "Other income" (see Note 26) and 164 million U.S. dollars (154 million euros) registered in "Finance income" (see Note 19).
Additionally, "Short-term credits" includes the collection right with a maturity of less than twelve months arising from Telxius with American Tower Corporation in June 2021 as a result of the sale of the telecommunications towers division in Europe (Spain and Germany) amounting to 90 million euros. "Other long-term credits" includes the collection right with a maturity of more than twelve months (see Note 12).
At December 31, 2024 there are 39 million euros registered in deposits (50 million euros at December 31, 2023), associated with collateral guarantees of Telefónica, S.A. classified as current according to the maturity of the underlying derivative instruments which they relate to.
The vast majority of short-term credits and deposits and guarantees recognized at amortized cost and at fair value with changes in "Other comprehensive income" (Note 16) are considered to be low credit risk assets.
"Other current financial assets" includes short-term investments in financial instruments to cover commitments undertaken by the Group’s insurance companies, amounted to 228 million euros at December 31, 2024 (187 million euros at December 31, 2023) and were recorded at fair value.
Current financial assets that are highly liquid and have maturity periods of three months or less from the date contracted, and present an insignificant risk of value changes, are recorded under “Cash and cash equivalents” on the accompanying consolidated statement of financial position.